TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 94.6%


                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Advertising and Marketing Services -- 3.3%
----------------------------------------------------------------------------
ACNielsen Corp.(1)                              45,668      $      1,381,457
Advo, Inc.(1)                                  170,000             3,527,500
Catalina Marketing Corp.(1)                     20,000             1,840,000
Harte-Hanks Communications, Inc.               135,487             3,675,085
Interpublic Group of Companies, Inc.           744,959            64,532,073
Lamar Advertising Co.(1)(2)                    400,000            16,352,075
Omnicom Group, Inc.                          2,648,418           211,873,439
R.H. Donelley Corp.                              8,153               159,493
Snyder Communications, Inc.(1)                 482,500            15,801,875
TMP Worldwide, Inc.(1)                          43,000             2,730,500
True North Communications, Inc.                129,530             3,885,900
True North Communications, Inc.(2)             200,000             5,991,500
Valassis Communications, Inc.(1)               975,000            35,709,375
WPP Group PLC(1)                               488,000             4,126,918
Young and Rubicam, Inc.                        186,000             8,451,375
----------------------------------------------------------------------------
                                                            $    380,038,565
----------------------------------------------------------------------------
Aerospace and Defense -- 0.2%
----------------------------------------------------------------------------
Allied Signal, Inc.                             25,536      $      1,608,768
Boeing Company (The)                           228,127            10,080,362
Raytheon Co., Class B                          213,564            15,029,567
----------------------------------------------------------------------------
                                                            $     26,718,697
----------------------------------------------------------------------------
Apparel & Textiles -- 0.0%
----------------------------------------------------------------------------
Unifi, Inc.(1)                                  50,000      $      1,062,500
----------------------------------------------------------------------------
                                                            $      1,062,500
----------------------------------------------------------------------------
Auto and Parts -- 0.7%
----------------------------------------------------------------------------
Aftermarket Technology Corp.(1)                 46,000      $        523,250
Borg-Warner Automotive, Inc.                   225,000            12,375,000
DaimlerChrysler                                 19,952             1,773,234
Dana Corp.                                      21,137               973,623
Delphi Automotive Systems                        5,290                98,196
Ford Motor Co.                                 111,158             6,273,480
General Motors Corp.                             7,569               499,554
Genuine Parts Co.                              147,059             5,147,065
Harley-Davidson, Inc.                            1,000                54,375
Magna International, Inc., Class A             815,000            46,251,250
Meritor Automotive, Inc.                        61,133             1,558,891
                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Auto and Parts (continued)
----------------------------------------------------------------------------
SPX Corp.(1)                                    47,862      $      3,996,477
TRW, Inc.                                        2,000               109,750
----------------------------------------------------------------------------
                                                            $     79,634,145
----------------------------------------------------------------------------
Banks - Money Center -- 0.1%
----------------------------------------------------------------------------
Bank of Montreal                                36,650      $      1,340,016
Chase Manhattan Corp.                           78,566             6,805,780
Morgan (J.P.) & Co., Inc.                        9,000             1,264,500
National Westminster Bank PLC                    8,753             1,137,343
----------------------------------------------------------------------------
                                                            $     10,547,639
----------------------------------------------------------------------------
Banks - Regional -- 6.2%
----------------------------------------------------------------------------
AmSouth Bancorporation                         145,488      $      3,373,503
Bank of America Corp.                          747,906            54,830,859
Bank of Granite Corp.                           22,500               554,063
Bank of New York Co., Inc. (The)               245,144             8,993,721
Bank One Corp.                                 981,274            58,447,133
Bank United Corp.                               65,000             2,612,188
BankBoston Corp.                             2,752,000           140,695,999
BB&T Corp.                                      66,470             2,438,618
City National Corp.                            100,000             3,743,750
Colonial Bancgroup, Inc. (The)                 281,884             3,928,758
Comerica, Inc.                                 104,541             6,213,656
Commerce Bancshares, Inc.                        2,006                80,742
Community First Bancshares, Inc.               368,000             8,786,000
Compass Bancshares, Inc.                       256,668             6,994,203
Fifth Third Bancorp                            155,308            10,337,689
First American Corp.                           191,617             7,964,082
First Citizens BancShares, Inc.                 47,900             3,867,925
First Midwest Bancorp, Inc.                    150,235             5,971,841
First Tennessee National Corp.                  33,488             1,283,009
First Union Corp.                            1,158,768            54,462,096
Fleet Financial Group, Inc.                    114,972             5,101,883
Golden West Financial Corp.                      7,000               686,000
Keycorp                                        519,372            16,684,826
Marshall and Ilsley Corp.                       20,000             1,287,500
Mellon Bank Corp.                              201,912             7,344,549
Mercantile Bancorporation, Inc.                208,779            11,926,500
National City Corp.                            104,064             6,816,192
National Commerce Bancorporation               159,632             3,491,950
Northern Trust Corp.                           411,898            39,954,106
Old Kent Financial Corp.                       103,786             4,346,047

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Banks - Regional (continued)
----------------------------------------------------------------------------
PNC Bank Corp.                                  72,502      $      4,177,928
Popular, Inc.                                      716                21,704
Regions Financial Corp.                        611,290            23,496,459
SouthTrust Corp.                               418,055            16,042,861
Southwest Bancorporation of Texas,
Inc.(1)                                          7,688               138,384
Sovereign Bancorporation, Inc.                 442,584             5,366,331
Summit Bancorp.                                 57,000             2,383,313
SunTrust Banks, Inc.                           125,248             8,696,908
Synovus Financial                              327,710             6,513,236
U.S. Bancorp.                                  185,325             6,301,050
Union Planters Corp.                            99,945             4,466,292
Valley National Bancorp.                       242,406             6,969,173
Wachovia Corp.                                  37,199             3,182,839
Washington Mutual, Inc.                        163,506             5,784,025
Wells Fargo & Co.                            3,065,971           131,070,259
Westamerica Bancorporation                      82,596             3,014,754
Whitney Holding Corp.                          149,255             5,932,886
Whitney Holding Corp.(2)                        89,741             3,562,211
Zions Bancorporation                            20,000             1,270,000
----------------------------------------------------------------------------
                                                            $    721,610,001
----------------------------------------------------------------------------
Beverages -- 1.7%
----------------------------------------------------------------------------
Anheuser-Busch Cos., Inc.                      873,342      $     61,952,698
Coca-Cola Company (The)                      1,203,808            75,237,999
PepsiCo, Inc.                                1,476,955            57,139,697
----------------------------------------------------------------------------
                                                            $    194,330,394
----------------------------------------------------------------------------
Broadcasting and Cable -- 1.5%
----------------------------------------------------------------------------
AT&T Corp. - Liberty Media Group(1)            229,798      $      8,445,077
Clear Channel Communications, Inc.(1)          194,807            13,429,508
Comcast Corp., Class A                         125,000             4,804,688
Cox Communications, Inc., Class A(1)           386,638            14,233,111
Infinity Broadcasting Corp.(1)                  34,500             1,026,375
MediaOne Group, Inc.(1)                      1,454,518           108,179,775
Univision Communications, Inc.(1)              384,205            25,357,530
----------------------------------------------------------------------------
                                                            $    175,476,064
----------------------------------------------------------------------------
Building Materials and Tools -- 0.4%
----------------------------------------------------------------------------
American Standard Companies, Inc.(1)           172,899      $      8,299,152
CRH PLC                                        260,348             4,612,039
Interface, Inc.                                434,412             3,746,804

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Building Materials and Tools (continued)
----------------------------------------------------------------------------
Masco Corp.                                    228,662      $      6,602,615
Sherwin-Williams Co. (The)                      44,670             1,239,593
Snap-On, Inc.                                   44,444             1,608,317
Valspar Corp.                                  620,000            23,560,000
----------------------------------------------------------------------------
                                                            $     49,668,520
----------------------------------------------------------------------------
Business Services - Miscellaneous -- 0.9%
----------------------------------------------------------------------------
Cintas Corp.                                   403,141      $     27,086,036
Concord EFS, Inc.(1)                            75,937             3,213,084
Fair, Issac and Co., Inc.                      238,828             8,373,907
Gartner Group, Inc.(1)                          31,000               635,500
Half (Robert) International, Inc.(1)             1,800                46,800
Manpower, Inc.                                 110,000             2,488,750
Metzler Group, Inc. (The)(1)                   496,795            13,723,962
National Data Corp.                             81,333             3,476,986
Navigant International, Inc.(1)                 59,630               469,586
NFO Worldwide, Inc.(1)                          18,000               252,000
ServiceMaster Co.                              565,201            10,597,519
Staff Leasing, Inc.(1)                         156,250             2,011,719
Sylvan Learning Systems, Inc.(1)               815,396            22,168,579
United Rentals, Inc.(1)                        453,283            13,371,849
Viad Corp.                                      40,314             1,247,214
----------------------------------------------------------------------------
                                                            $    109,163,491
----------------------------------------------------------------------------
Chemicals -- 0.7%
----------------------------------------------------------------------------
Bayer AG ADR                                    40,000      $      1,664,468
Dow Chemical Co. (The)                          23,917             3,034,469
DuPont (E.I.) de Nemours & Co.                 232,044            15,851,506
Eastman Chemical Co.                               148                 7,659
Monsanto Co.                                 1,292,240            50,962,715
Octel Corp.(1)                                   3,322                41,525
Rohm and Haas Co.                               12,538               537,567
Solutia, Inc.                                  200,336             4,269,661
----------------------------------------------------------------------------
                                                            $     76,369,570
----------------------------------------------------------------------------
Communications Equipment -- 2.2%
----------------------------------------------------------------------------
3Com Corp.(1)                                  870,186      $     23,223,089
Comverse Technology, Inc.(1)                   150,000            11,325,000
Dialogic Corp.(1)                               80,000             3,510,000
General Motors Corp., Class H(1)               300,010            16,875,563
L.M. Ericsson Telephone Co., ADR               452,000            14,887,750

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Communications Equipment (continued)
----------------------------------------------------------------------------
Lucent Technologies, Inc.                      418,573      $     28,227,517
Nokia Corp., Class A, ADR                    1,278,440           117,057,162
Nortel Networks Corp.                          155,263            13,478,769
PairGain Technologies, Inc.(1)                 241,198             2,773,777
Qualcom, Inc.(1)                                14,704             2,110,024
Salient 3 Communications, Inc., Class
A(1)                                            78,125               634,766
Tellabs, Inc.(1)                               303,246            20,488,058
----------------------------------------------------------------------------
                                                            $    254,591,475
----------------------------------------------------------------------------
Communications Services -- 3.3%
----------------------------------------------------------------------------
Aliant Communications, Inc.                     86,322      $      3,986,997
Alltel Corp.                                   505,167            36,119,441
American Tower Corp., Class A(1)               149,451             3,586,824
Ameritech Corp.                                 30,768             2,261,448
AT&T Corp.                                   1,202,313            67,104,094
Bell Atlantic Corp.                             63,759             4,168,245
BellSouth Corp.                                 53,220             2,494,688
Citizens Utilities Corp., Class B(1)            45,311               504,085
Frontier Corp.                                  60,629             3,577,111
GTE Corp.                                      479,996            36,359,697
Intermedia Communications, Inc.(1)             113,637             3,409,110
ITC Deltacom, Inc.(1)(2)                       628,773            17,561,630
ITC Deltacom, Inc.(1)(2)                        50,416             1,408,589
IXC Communications, Inc.(1)                    176,776             6,949,507
MCI Worldcom, Inc.(1)                        1,540,277           132,560,088
McLeodUSA, Inc.(1)                             174,459             9,595,245
Nextel Communications, Inc., Class A(1)         75,830             3,805,718
Premiere Technologies, Inc.(1)                  28,000               322,000
SBC Communications, Inc.                       217,177            12,596,266
Sprint Corp.                                   331,512            17,507,978
Sprint Corp. (PCS Group)(1)                      7,877               449,974
Talk.com Inc.(1)                               247,376             2,782,980
Telecom Corp. of New Zealand Ltd. ADR            8,000               279,500
Teleglobe, Inc.                                 88,500             2,632,875
Telephone & Data Systems, Inc.                 131,756             9,626,423
US West, Inc.                                   26,564             1,560,635
Vodafone AirTouch PLC ADR                        2,897               570,611
Winstar Communications, Inc.(1)                 11,424               556,920
----------------------------------------------------------------------------
                                                            $    384,338,679
----------------------------------------------------------------------------

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Computer Software -- 2.5%
----------------------------------------------------------------------------
Aspect Development, Inc.(1)(2)                 100,000      $      1,847,379
Baan Co., NV ADR(1)                            223,926             3,554,825
BMC Software, Inc.(1)                           35,000             1,890,000
Cadence Design Systems, Inc.(1)                706,000             9,001,500
Computer Associates International, Inc.        522,500            28,737,500
Compuware Corp.(1)                               2,800                89,075
CSG Systems International, Inc.(1)              41,116             1,076,725
HNC Software, Inc.(1)                          477,794            14,722,028
Intuit, Inc.(1)                                285,917            25,768,270
Microsoft Corp.(1)                             641,602            57,864,480
Oracle Corp.(1)                              2,067,822            76,767,891
Parametric Technology Corp.(1)                  94,600             1,312,575
PeopleSoft, Inc.(1)                            403,710             6,963,998
Sapient Corp.(1)                               323,876            18,339,479
Sapient Corp.(1)(2)                             16,581               911,515
Security Dynamics Technologies, Inc.(1)         40,000               850,000
Siebel Systems, Inc.(1)                        118,000             7,824,875
Siebel Systems, Inc.(1)(2)                     300,000            19,884,291
Sterling Commerce, Inc.(1)                       2,388                87,162
Structural Dynamics Research Corp.(1)          596,538            11,073,237
Wind River Systems, Inc.(1)                     51,933               834,174
----------------------------------------------------------------------------
                                                            $    289,400,979
----------------------------------------------------------------------------
Computers and Business Equipment -- 7.5%
----------------------------------------------------------------------------
Cabletron Systems, Inc.(1)                      33,715      $        438,295
Cisco Systems, Inc.(1)                       2,319,684           149,184,676
Compaq Computer Corp.                           50,641             1,199,559
Dell Computer Corp.(1)                       3,308,624           122,419,087
EMC Corp.(1)                                    68,524             3,768,820
Gateway, Inc.(1)                               200,000            11,800,000
Gateway, Inc.(1)(2)                            200,000            11,775,417
Gateway, Inc.(1)(2)                            125,000             7,364,675
Hewlett-Packard Co.                            551,111            55,386,656
IDX Systems Corp.(1)                            35,000               789,688
International Business Machines Corp.          335,972            43,424,381
Lexmark International Group, Inc.(1)         3,854,096           254,611,216
Network Appliance, Inc.(1)                      40,000             2,235,000
Seagate Technology, Inc.(1)                     40,000             1,025,000
Sun Microsystems, Inc.(1)                        7,000               482,125
Xerox Corp.                                  3,370,142           199,049,011
Zebra Technologies Corp.(1)                      6,000               230,625
----------------------------------------------------------------------------
                                                            $    865,184,231
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Conglomerates -- 1.2%
----------------------------------------------------------------------------
General Electric Co.                         1,152,068      $    130,183,683
United Technologies Corp.                      176,484            12,651,697
----------------------------------------------------------------------------
                                                            $    142,835,380
----------------------------------------------------------------------------
Consumer Services -- 0.2%
----------------------------------------------------------------------------
Block (H&R), Inc.                              366,177      $     18,308,850
Cendant Corp.(1)                               187,999             3,853,980
Service Corp. International                    145,389             2,798,738
Stewart Enterprises, Inc.                      153,992             2,242,509
----------------------------------------------------------------------------
                                                            $     27,204,077
----------------------------------------------------------------------------
Containers and Packaging -- 0.2%
----------------------------------------------------------------------------
Sealed Air Corp.(1)                            325,000      $     21,084,375
Sonoco Products Co.                             78,571             2,352,219
Temple Inland, Inc.                             12,632               862,134
----------------------------------------------------------------------------
                                                            $     24,298,728
----------------------------------------------------------------------------
Distribution Services -- 1.5%
----------------------------------------------------------------------------
Airgas, Inc.(1)                                536,219      $      6,568,683
Arrow Electronics, Inc.(1)                       8,750               166,250
Cardinal Health, Inc.                        1,189,131            76,253,024
McKesson HBOC, Inc.                             10,211               328,028
MSC Industrial Direct Co.(1)                     5,000                51,250
School Specialty, Inc.(1)                       66,255             1,064,221
Sysco Corp.                                  2,216,922            66,091,987
U.S. Foodservice, Inc.(1)                      571,927            24,378,388
US Office Products Co.(1)                      149,077               801,290
Wilmar Industries, Inc.(1)                      50,000               650,000
----------------------------------------------------------------------------
                                                            $    176,353,121
----------------------------------------------------------------------------
Drugs -- 7.2%
----------------------------------------------------------------------------
Abbott Laboratories                          1,479,837      $     67,332,584
Allergan, Inc.                                  50,420             5,596,620
American Home Products Corp.                     8,600               494,500
Amgen, Inc.(1)                                 803,652            48,922,316
AstraZeneca PLC                                542,035            21,103,157
AstraZeneca PLC ADR                             80,720             3,163,215
Bristol-Myers Squibb Co.                     1,060,494            74,698,545
Covance, Inc.(1)                                81,250             1,944,922
Elan Corp., PLC ADR(1)                         491,494            13,638,959

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Drugs (continued)
----------------------------------------------------------------------------

Genzyme Corp., Class A(1)                      800,000      $     38,800,000
Incyte Pharmaceuticals, Inc.(1)              1,129,160            29,852,168
Incyte Pharmaceuticals, Inc.(1)(2)             365,570             9,651,226
Lilly (Eli) & Co.                              875,428            62,702,531
Merck & Co., Inc.                            1,209,240            89,483,759
Parexel International Corp.(1)                  35,000               465,938
Pfizer, Inc.                                 1,038,933           114,022,896
Quintiles Transnational Corp.(1)               317,372            13,329,624
Quintiles Transnational Corp.(1)(2)             23,400               981,424
Schering-Plough Corp.                          774,082            41,026,346
Sepracor, Inc.(1)                              542,000            44,037,500
SmithKline Beecham PLC ADR                     535,300            35,363,256
Teva Pharmaceutical Industries Ltd. ADR        100,000             4,900,000
Teva Pharmaceutical Industries Ltd.
ADR(2)                                          50,000             2,442,323
Vertex Pharmaceuticals, Inc.(1)                 35,000               844,375
Warner-Lambert Co.                           1,054,187            73,134,223
Watson Pharmaceuticals, Inc.(1)                947,738            33,230,064
----------------------------------------------------------------------------
                                                            $    831,162,471
----------------------------------------------------------------------------
Electric Power -- 0.1%
----------------------------------------------------------------------------
AES Corp.(1)                                     1,686      $         97,999
Ameren Corp.                                     5,000               191,875
Central and South West Corp.                     1,600                37,400
Dominion Resources, Inc.                        28,938             1,253,377
Duke Energy Corp.                                1,800                97,875
New England Electric System                      2,700               135,338
P G & E Corp.                                    3,000                97,500
Teco Energy, Inc.                               40,000               910,000
Texas Utilities Co.                            250,196            10,320,585
Wisconsin Energy Corp.                           9,576               239,999
----------------------------------------------------------------------------
                                                            $     13,381,948
----------------------------------------------------------------------------
Electrical Equipment -- 0.4%
----------------------------------------------------------------------------
American Power Conversion Corp.(1)             400,000      $      8,050,000
Emerson Electric Co.                           242,611            15,254,167
Molex, Inc., Class A                            90,066             2,837,079
Rockwell International Corp.                   203,032            12,334,194
Sanmina Corp.(1)                               150,000            11,381,250
Thomas and Betts Corp.                          22,963             1,085,002
----------------------------------------------------------------------------
                                                            $     50,941,692
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Electronics - Instruments -- 0.2%
----------------------------------------------------------------------------
Dionex Corp.(1)                                362,140      $     14,666,670
Dionex Corp.(1)(2)                              40,000             1,617,705
Waters Corp.(1)                                 59,160             3,142,875
X-Rite, Inc.                                   428,000             2,755,250
----------------------------------------------------------------------------
                                                            $     22,182,500
----------------------------------------------------------------------------
Electronics - Semiconductors and Related -- 3.4%
----------------------------------------------------------------------------
Altera Corp.(1)                                 40,258      $      1,481,998
Analog Devices, Inc.(1)                      2,030,000           101,880,624
Burr-Brown Corp.(1)                            600,000            21,975,000
Conexant Systems(1)                             91,700             5,324,331
Intel Corp.                                  1,882,605           112,014,997
KLA-Tencor Corp.(1)                             35,749             2,319,216
Lam Research Corp.(1)                          106,000             4,948,875
Level One Communications, Inc.(1)              101,129             4,949,000
Level One Communications, Inc.(1)(2)           500,000            24,392,081
Linear Technologies Corp.                      132,000             8,877,000
Maxim Integrated Products Co.(1)                40,000             2,660,000
Maxim Integrated Products Co.(1)(2)             20,664             1,369,003
Motorola, Inc.                                 389,268            36,883,143
National Semiconductor Corp.(1)                 79,368             2,009,003
Smart Modular Technologies, Inc.(1)             60,000             1,042,500
SpeedFam-IPEC, Inc.(1)                         221,000             3,549,813
Teradyne, Inc.(1)                               12,700               911,225
Texas Instruments, Inc.                        338,948            49,147,460
Ultratech Stepper, Inc.(1)                     245,129             3,692,256
Uniphase Corp.(1)                               36,363             6,036,258
Xilinx, Inc.(1)                                 24,428             1,398,503
----------------------------------------------------------------------------
                                                            $    396,862,286
----------------------------------------------------------------------------
Engineering and Construction -- 0.1%
----------------------------------------------------------------------------
Dycom Industries(1)                             50,000      $      2,800,000
Jacobs Engineering Group, Inc.(1)              162,455             6,173,290
----------------------------------------------------------------------------
                                                            $      8,973,290
----------------------------------------------------------------------------
Entertainment -- 1.2%
----------------------------------------------------------------------------
Callaway Golf Co.                               35,715      $        522,332
Disney (Walt) Co.                            2,384,996            73,487,689
Fox Entertainment Group, Inc.(1)               275,500             7,421,281
Mattel, Inc.                                    22,091               584,031
Time Warner Inc.(3)                            565,220            41,543,670

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Entertainment (continued)
----------------------------------------------------------------------------

Viacom, Inc., Class A(1)                        21,454      $        946,658
Viacom, Inc., Class B(1)                       160,210             7,049,240
Westwood One(1)(2)                              61,200             2,180,981
----------------------------------------------------------------------------
                                                            $    133,735,882
----------------------------------------------------------------------------
Environmental Services -- 1.0%
----------------------------------------------------------------------------
Allied Waste Industries, Inc.(1)             1,075,000      $     21,231,250
Browning-Ferris Industries, Inc.               423,906            18,227,958
Waste Management, Inc.                       1,516,293            81,500,748
----------------------------------------------------------------------------
                                                            $    120,959,956
----------------------------------------------------------------------------
Financial Services - Miscellaneous -- 4.5%
----------------------------------------------------------------------------
American Express Co.                           625,648      $     81,412,445
Associates First Capital Corp.               1,950,000            86,409,374
Capital One Financial Corp.                    291,210            16,216,757
Citigroup                                    2,251,453           106,944,017
Fannie Mae                                   1,581,970           108,167,198
Finova Group, Inc.                             102,433             5,390,537
FirstPlus Financial Group, Inc.(1)             120,000                 1,200
Freddie Mac                                    564,900            32,764,200
Household International, Inc.                1,121,921            53,151,007
MGIC Investment Corp.                           80,000             3,890,000
Providian Financial Corp.                      322,260            30,131,310
----------------------------------------------------------------------------
                                                            $    524,478,045
----------------------------------------------------------------------------
Foods -- 1.9%
----------------------------------------------------------------------------
Archer-Daniels-Midland Co.                     143,775      $      2,219,527
Bestfoods                                       18,400               910,800
Campbell Soup Co.                                  336                15,582
Conagra, Inc.                                  539,853            14,373,586
Dean Foods Co.                                 150,944             6,273,610
Flowers Industries, Inc.                       522,092            11,322,870
General Mills, Inc.                             48,858             3,926,962
H J Heinz Co.                                   59,713             2,993,114
Hershey Foods Corp.                            465,687            27,650,166
Keebler Food Products Co.(1)                    40,000             1,215,000
Keebler Food Products Co.(1)(2)                 31,480               954,850
Kellogg Co.                                     93,474             3,084,642
McCormick & Co., Inc.                          623,058            19,665,268
Nabisco Holdings Corp., Class A                100,000             4,325,000
Pioneer Hi-Bred International, Inc.            952,171            37,075,158

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Foods (continued)
----------------------------------------------------------------------------
Quaker Oats Co. (The)                           57,564      $      3,820,811
Ralston Purina Group                            75,259             2,290,696
Riviana Foods, Inc.                            250,000             4,687,500
Sara Lee Corp.                               1,155,944            26,225,480
Tyson Food, Inc.                             1,170,276            26,331,210
Unilever ADR                                   200,000            13,950,000
Wrigley (Wm.) Jr. Co.                          113,180            10,186,200
----------------------------------------------------------------------------
                                                            $    223,498,032
----------------------------------------------------------------------------
Furniture and Appliances -- 0.5%
----------------------------------------------------------------------------
HON Industries, Inc.                         1,270,418      $     37,080,325
Leggett & Platt, Inc.                          344,438             9,579,682
Miller (Herman), Inc.                          420,000             8,820,000
----------------------------------------------------------------------------
                                                            $     55,480,007
----------------------------------------------------------------------------
Health Services -- 0.4%
----------------------------------------------------------------------------
Aetna, Inc.                                     59,821      $      5,350,241
Beverly Enterprises, Inc.(1)                   357,143             2,879,465
Concentra Managed Care, Inc.(1)                410,257             6,076,932
FPA Medical Management, Inc.(1)(3)             315,000                 3,150
Health Management Associates, Inc.,
Class A(1)                                     161,170             1,813,163
HealthSouth Corp.(1)                           122,699             1,832,816
Integrated Health Services, Inc.(1)             50,000               400,000
Magellan Health Services, Inc.(1)               50,000               500,000
MedPartners, Inc.(1)                            17,696               133,826
Orthodontic Centers of America, Inc.(1)        100,000             1,412,500
Pacificare Health Systems, Inc., Class
A(1)                                            19,500             1,402,781
PhyCor, Inc.(1)                                312,500             2,314,469
Quest Diagnostics, Inc.(1)                      15,625               427,734
Quorum Health Group, Inc.(1)                    21,097               265,031
Renal Care Group, Inc.(1)                      371,507             9,612,744
Response Oncology, Inc.(1)                      44,761               131,485
Sunrise Assisted Living, Inc.(1)               354,000            12,345,750
United HealthCare Corp.                         20,000             1,252,500
----------------------------------------------------------------------------
                                                            $     48,154,587
----------------------------------------------------------------------------
Household Products -- 3.5%
----------------------------------------------------------------------------
Avon Products, Inc.                              8,700      $        482,850
Blyth Industries, Inc.(1)                      769,000            26,434,375
Blyth Industries, Inc.(1)(2)                    50,000             1,716,344

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Household Products (continued)
----------------------------------------------------------------------------

Clorox Co.                                     200,000      $     21,362,500
Colgate-Palmolive Co.                           54,337             5,365,779
Estee Lauder Co.(2)                          1,563,248            78,201,089
Estee Lauder Co.(2)                            529,064            26,461,874
Fortune Brands, Inc.                            69,838             2,889,547
Gillette Co.                                 3,387,356           138,881,595
Helen of Troy Ltd.(1)                           65,000             1,165,938
Kimberly-Clark Corp.                           592,569            33,776,433
Newell Rubbermaid, Inc.                        365,708            17,005,422
Procter & Gamble Co.                           621,215            55,443,439
----------------------------------------------------------------------------
                                                            $    409,187,185
----------------------------------------------------------------------------
Industrial Equipment -- 0.7%
----------------------------------------------------------------------------
Dover Corp.                                    355,445      $     12,440,575
DT Industries, Inc.                             37,728               346,626
Federal Signal Corp.                           283,471             6,006,042
Illinois Tool Works, Inc.                      169,010            13,858,820
Johnson Controls                                13,571               940,640
Nordson Corp.                                   50,000             3,062,500
Parker-Hannifin Corp.                          150,898             6,903,584
Regal Beloit Corp.                             265,000             6,260,625
Tecumseh Products Co., Class A                 156,420             9,473,186
Tyco International Ltd.                        276,758            26,222,821
----------------------------------------------------------------------------
                                                            $     85,515,419
----------------------------------------------------------------------------
Information Services -- 4.4%
----------------------------------------------------------------------------
Acxiom Corp.(1)                                451,458      $     11,258,234
America Online, Inc.(1)                        108,006            11,934,663
At Home Corp., Series A(1)                      48,582             2,620,392
At Home Corp., Series A(1)(2)                  200,000            10,753,789
Automatic Data Processing, Inc.              4,287,486           188,649,383
Aztec Technology Partners(1)                   119,261               223,614
Bell and Howell Co.(1)                         115,000             4,348,438
BISYS Group, Inc. (The)(1)                      53,873             3,151,571
CareInsite, Inc.(1)                             50,000             2,362,500
Ceridian Corp.(1)                              181,000             5,916,438
Check Point Software Technology(1)              26,000             1,394,250
Computer Sciences Corp.(1)                     975,202            67,471,788
DST Systems, Inc.(1)                            93,000             5,847,375
DST Systems, Inc.(1)(2)                         91,517             5,746,076
Dun and Bradstreet Corp. (The)                  23,973               849,543
Electronic Data Systems Corp.                  156,112             8,830,085

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Information Services (continued)
----------------------------------------------------------------------------
Equifax, Inc.                                   40,000      $      1,427,500
First Data Corp.                               616,261            30,158,273
IDX Systems Corp.(1)(2)                         25,000               563,263
IMS Health, Inc.                               498,012            15,562,875
Keane, Inc.(1)                                 200,000             4,525,000
Lason, Inc.(1)                                 355,000            17,616,875
Momentum Business Applications(1)                7,083                50,024
Nielsen Media Research(1)                       83,001             2,427,779
Paychex, Inc.                                  131,964             4,206,353
Reuters Holdings PLC ADR                       273,945            22,206,667
Reynolds & Reynolds, Inc., Class A             451,043            10,514,940
Saville Systems PLC ADR(1)                     419,494             6,082,663
SunGard Data Systems, Inc.(1)                1,742,319            60,110,006
----------------------------------------------------------------------------
                                                            $    506,810,357
----------------------------------------------------------------------------
Insurance -- 6.1%
----------------------------------------------------------------------------
20th Century Industries                         70,700      $      1,334,463
Aegon, NV ADR                                  145,126            10,739,324
Aflac Corp.                                     94,490             4,523,709
Allmerica Financial Corp.                        1,500                91,219
Allstate Corp. (The)                            20,426               732,783
American General Corp.                          81,153             6,116,907
American International Group, Inc.           2,023,251           236,846,819
AON Corp.                                      118,423             4,884,949
AON Corp.(2)                                   378,726            15,617,761
Berkshire Hathaway, Inc.(1)                         80             5,512,000
Berkshire Hathaway, Inc., Class B(1)            39,077            87,532,479
Chubb Corp.                                    101,050             7,022,975
Commerce Group, Inc.                           120,000             2,925,000
Conseco, Inc.                                  100,000             3,043,750
Delphi Financial Group, Inc.(1)                 41,616             1,492,974
Enhance Finance Service Group, Inc.(2)          70,000             1,381,118
Gallagher (A.J.) and Co.                        35,000             1,732,500
Hartford Financial Services Group                  304                17,727
HSB Group, Inc.                                 75,000             3,089,063
Jefferson-Pilot Corp.                           38,267             2,532,797
Kansas City Life Insurance Co.                  70,800             3,044,400
Lab Holdings, Inc.                              35,960               498,945
Marsh & McLennan Cos., Inc.                  2,413,515           182,220,382
Mercury General Corp.                            2,000                68,000
Mutual Risk Management Ltd.                  1,043,500            34,826,813
Progressive Corp.                              190,000            27,550,000

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Insurance (continued)
----------------------------------------------------------------------------
Protective Life Corp.                           43,381      $      1,431,573
Reliastar Financial Corp.                       87,000             3,806,250
Safeco Corp.                                    30,322             1,337,958
St. Paul Cos., Inc. (The)                      275,532             8,765,362
Torchmark Corp.                                222,850             7,604,756
Transamerica Corp.                             127,608             9,570,600
UICI(1)                                        280,854             7,758,592
UNUM Corp.(1)                                  317,200            17,366,700
----------------------------------------------------------------------------
                                                            $    703,020,648
----------------------------------------------------------------------------
Investment Services -- 1.5%
----------------------------------------------------------------------------
E*Trade Group, Inc.(1)                         688,290      $     27,488,582
E*Trade Group, Inc.(1)(2)                       82,958             3,297,453
Federated Investors, Inc.                      264,030             4,736,038
Franklin Resources, Inc.                       755,539            30,693,772
Merrill Lynch & Co., Inc.                      398,340            31,842,304
Morgan Stanley Dean Witter & Co.               487,119            49,929,698
Morgan Stanley Dean Witter & Co.(2)             75,000             7,676,738
Morgan Stanley Dean Witter & Co.(2)             29,596             3,030,556
Price (T. Rowe) Associates, Inc.                86,716             3,327,727
Schwab (Charles) and Co., Inc.                  69,250             7,608,844
Waddell & Reed Financial, Inc., Class A         12,680               347,908
Waddell & Reed Financial, Inc., Class B         54,575             1,473,525
----------------------------------------------------------------------------
                                                            $    171,453,145
----------------------------------------------------------------------------
Lodging and Gaming -- 0.2%
----------------------------------------------------------------------------
Interstate Hotels Corp.(1)                       4,407      $         18,179
Royal Caribbean Cruises Ltd.                   500,000            21,875,000
Sunterra Corp.(1)                               50,000               696,875
Wyndham International, Class A(1)              132,212               594,954
----------------------------------------------------------------------------
                                                            $     23,185,008
----------------------------------------------------------------------------
Medical Products -- 4.7%
----------------------------------------------------------------------------
Ballard Medical Products                       624,467      $     14,557,887
Bausch & Lomb, Inc.                            115,804             8,859,006
Baxter International, Inc.                   1,284,246            77,857,413
Becton, Dickinson and Co.                       36,245             1,087,350
Boston Scientific Corp.(1)                   1,079,700            47,439,319
Dentsply International, Inc.                    42,000             1,176,000
ESC Medical Systems Ltd.(1)                    180,000             1,147,500
Genzyme Surgical Products(1)                   143,208               631,017
Guidant Corp.                                  202,000            10,390,375

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Medical Products (continued)
----------------------------------------------------------------------------
Guidant Corp.(2)                                23,816      $      1,223,810
Heartport, Inc.(1)                              41,026                97,437
Hillenbrand Industries, Inc.                   647,898            28,021,589
Johnson & Johnson Co.                        1,882,227           184,458,245
Medtronic, Inc.                              1,579,053           122,968,751
Schein (Henry), Corp.(1)                       853,700            27,051,619
Schein (Henry), Corp.(1)(2)                    271,494             8,594,363
St. Jude Medical, Inc.(1)                       42,144             1,501,380
Steris Corp.(1)                                 78,394             1,518,884
----------------------------------------------------------------------------
                                                            $    538,581,945
----------------------------------------------------------------------------
Metals - Industrial -- 0.1%
----------------------------------------------------------------------------
Cyprus Amax Minerals Co.                        20,950      $        318,178
Nucor Corp.                                    221,462            10,505,604
Worthington Industries                         147,466             2,423,972
----------------------------------------------------------------------------
                                                            $     13,247,754
----------------------------------------------------------------------------
Minerals and Fertilizer -- 0.0%
----------------------------------------------------------------------------
Mississippi Chemical Corp.                     217,070      $      2,129,999
----------------------------------------------------------------------------
                                                            $      2,129,999
----------------------------------------------------------------------------
Natural Gas Distribution -- 0.1%
----------------------------------------------------------------------------
Dynegy, Inc.                                   290,000      $      5,908,750
KN Energy, Inc.                                 30,000               401,250
National Fuel Gas Co.                            2,000                97,000
Sonat, Inc.                                     69,696             2,308,680
----------------------------------------------------------------------------
                                                            $      8,715,680
----------------------------------------------------------------------------
Oil and Gas - Equipment and Services -- 1.6%
----------------------------------------------------------------------------
Ashland, Inc.                                   46,784      $      1,877,208
Baker Hughes, Inc.                           1,234,234            41,346,839
Core Laboratories NV(1)                        544,214             7,584,983
Halliburton Co.                              2,061,550            93,285,137
National-Oilwell, Inc.(1)                      448,417             6,277,838
Newpark Resources, Inc.(1)                     110,000               976,250
Noble Drilling, Inc.(1)                        170,000             3,346,875
Patterson Energy, Inc.(1)                      200,000             1,975,000
Schlumberger Ltd.                              367,470            23,403,246
Syntroleum Corp.(1)                              2,735                24,444
Weatherford International(1)                    49,861             1,826,159
----------------------------------------------------------------------------
                                                            $    181,923,979
----------------------------------------------------------------------------

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Oil and Gas - Exploration and Production -- 1.0%
----------------------------------------------------------------------------
Anadarko Petroleum Corp.                     2,554,000      $     94,019,124
Apache Corp.                                   100,003             3,900,117
Burlington Resources, Inc.                     128,629             5,563,204
El Paso Energy Corp.                            59,572             2,096,190
Kerr - McGee Corp.                             136,199             6,835,487
Triton Energy, Ltd.(1)                             700                 7,525
Union Pacific Resources Group, Inc.             79,795             1,301,656
USX-Marathon Group                              50,000             1,628,125
----------------------------------------------------------------------------
                                                            $    115,351,428
----------------------------------------------------------------------------
Oil and Gas - Integrated -- 1.0%
----------------------------------------------------------------------------
Atlantic Richfield Co.                          55,366      $      4,626,521
BP Amoco PLC, ADR                              207,253            22,486,951
Chevron Corp.                                   57,176             5,442,441
Exxon Corp.                                    262,633            20,255,570
Mobil Corp.                                    449,445            44,495,055
Murphy Oil Corp.                                29,700             1,449,731
Pennzoil-Quaker State Co.                       74,457             1,116,855
Phillips Petroleum Co.                           4,368               219,765
Royal Dutch Petroleum Co.                       39,617             2,386,924
Texaco, Inc.                                     1,500                93,750
Tosco Corp.                                    314,619             8,160,430
Tosco Corp.(2)                                 300,000             7,770,227
----------------------------------------------------------------------------
                                                            $    118,504,220
----------------------------------------------------------------------------
Paper and Forest Products -- 0.6%
----------------------------------------------------------------------------
Caraustar Industries, Inc.                     264,862      $      6,538,781
Champion International Corp.                    21,089             1,009,636
Fort James Corp.                                56,401             2,136,188
Georgia-Pacific Corp. - G-P Group              638,462            30,247,137
Georgia-Pacific Corp. - Timber Group           305,098             7,703,725
International Paper Co.                        119,274             6,023,337
Louisiana Pacific Corp.                         55,364             1,314,895
Mead Corporation (The)                          38,768             1,618,564
Weyerhaeuser Co.                               116,608             8,016,800
Willamette Industries, Inc.                     53,000             2,441,313
----------------------------------------------------------------------------
                                                            $     67,050,376
----------------------------------------------------------------------------
Photography -- 0.1%
----------------------------------------------------------------------------
Eastman Kodak Co.                               79,463      $      5,383,618
----------------------------------------------------------------------------
                                                            $      5,383,618
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Printing and Business Products -- 0.9%
----------------------------------------------------------------------------
American Business Products, Inc.               261,355      $      3,985,664
Avery Dennison Corp.                         1,310,704            79,133,753
Avery Dennison Corp.(2)                         40,000             2,411,619
Banta Corp.                                     42,341               889,161
Bowne & Co., Inc.                              172,640             2,244,320
Consolidated Graphics, Inc.(1)                  35,064             1,753,200
Consolidated Graphics, Inc.(1)(2)               35,151             1,755,060
Consolidated Graphics, Inc.(1)(2)                9,321               465,659
Corporate Express, Inc.(1)                      92,486               647,402
Day Runner, Inc.(1)                              8,000                99,000
Deluxe Corp.                                    80,675             3,141,283
Donnelley (R.R.) & Sons Co.                     32,896             1,219,208
Harland (John H.) Co.                           51,540             1,027,579
Ikon Office Solutions, Inc.                    166,094             2,491,410
Workflow Management, Inc.(1)                    79,507             1,132,975
----------------------------------------------------------------------------
                                                            $    102,397,293
----------------------------------------------------------------------------
Publishing -- 1.2%
----------------------------------------------------------------------------
Belo (A.H.) Corp.                              388,924      $      7,656,941
Dow Jones & Co., Inc.                          376,300            19,967,419
Gannett Co., Inc.                              280,900            20,049,238
Houghton Mifflin Co.                            97,400             4,583,888
McGraw-Hill Companies, Inc. (The)            1,061,216            57,239,338
McGraw-Hill Companies, Inc. (The)(2)           178,948             9,638,495
Meredith Corp.                                 190,000             6,578,750
The MacClatchy Co., Class A                     48,066             1,592,186
Times Mirror Co., Class A                      151,670             8,986,448
----------------------------------------------------------------------------
                                                            $    136,292,703
----------------------------------------------------------------------------
Real Estate -- 0.3%
----------------------------------------------------------------------------
Avalonbay Communities, Inc.                     55,000      $      2,035,000
Catellus Development Corp.(1)                  415,722             6,443,691
Equity Office Properties Trust                   2,812                72,058
Jones Lang Lasalle, Inc.(1)                    213,193             6,355,816
Prison Realty Corp.                             85,146               835,495
Redwood Trust, Inc.                             71,710             1,187,697
Rouse Co. (The)                                127,700             3,240,388
Trammell Crow Co.(1)                           876,098            14,400,861
Ventas, Inc.(1)                                 25,600               137,600
----------------------------------------------------------------------------
                                                            $     34,708,606
----------------------------------------------------------------------------

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Restaurants -- 1.4%
----------------------------------------------------------------------------
Bob Evans Farms, Inc.                           48,193      $        957,836
Boston Chicken, Inc.(1)(3)                      38,500                   385
Brinker International, Inc.(1)                 435,034            11,827,487
CBRL Group, Inc.                                62,047             1,074,189
CKE Restaurants, Inc.                          126,522             2,055,983
Foodmaker, Inc.(1)                             500,000            14,187,500
Lone Star Steakhouse and Saloon, Inc.(1)       345,981             3,362,520
McDonald's Corp.                             1,334,232            55,120,460
Outback Steakhouse, Inc.(1)                    685,923            26,965,348
Papa John's International, Inc.(1)              77,551             3,465,560
Papa John's International, Inc.(1)(2)           47,649             2,126,334
Sonic Corp.(1)                                  47,338             1,544,402
Starbucks Corp.(1)                             684,000            25,692,750
Tricon Global Restaurants, Inc.(1)             178,394             9,655,575
----------------------------------------------------------------------------
                                                            $    158,036,329
----------------------------------------------------------------------------
Retail - Food and Drug -- 3.7%
----------------------------------------------------------------------------
Albertson's, Inc.                            2,909,613      $    150,026,919
Albertson's, Inc.(2)                            10,000               514,895
CVS Corp.                                    2,726,571           138,373,477
General Nutrition Companies, Inc.(1)            44,460             1,036,474
Hannaford Brothers Co.                          30,849             1,650,422
Kroger Co. (The)(1)                             52,440             1,465,043
Rite Aid Corp.                                   6,000               147,750
Safeway, Inc.(1)                             2,299,507           113,825,596
Walgreen Co.                                    27,500               807,813
Whole Foods Market, Inc.(1)                     90,000             4,325,625
Winn-Dixie Stores, Inc.                        322,885            11,926,565
----------------------------------------------------------------------------
                                                            $    424,100,579
----------------------------------------------------------------------------
Retail - General -- 1.7%
----------------------------------------------------------------------------
99 Cents Only Stores(1)                        428,337      $     21,390,079
Casey's General Stores, Inc.                    75,000             1,125,000
Department 56, Inc.(1)                         190,000             5,106,250
Department 56, Inc.(1)(2)                       29,404               789,113
Department 56, Inc.(1)(2)                       35,758               960,035
Dollar General Corp.                            32,031               928,899
Dollar Tree Stores, Inc.(1)                    770,178            33,887,832
Dollar Tree Stores, Inc.(1)(2)                 154,032             6,770,631
Family Dollar Stores(2)                        345,987             8,295,384
Harcourt General, Inc.                         216,416            11,158,950
May Department Stores Co. (The)                382,617            15,639,470

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------

Retail - General (continued)
----------------------------------------------------------------------------
Nordstrom, Inc.                                 27,610      $        924,935
Penney (J.C.) Company, Inc.                  1,049,518            50,967,218
Sears Roebuck & Co.                             11,750               523,609
Wal-Mart Stores, Inc.                          881,451            42,530,011
----------------------------------------------------------------------------
                                                            $    200,997,416
----------------------------------------------------------------------------
Retail - Specialty and Apparel -- 2.9%
----------------------------------------------------------------------------
Abercrombie and Fitch Co., Class A(1)            5,604      $        268,992
Autonation, Inc.(1)                          4,984,608            88,788,329
Burlington Coat Factory Warehouse Corp.        543,600            10,498,275
Home Depot, Inc. (The)                       2,582,961           166,439,548
Limited, Inc. (The)                            257,600            11,688,600
Lowe's Companies                                60,000             3,401,250
Office Depot, Inc.(1)                          255,541             5,637,873
OfficeMax, Inc.(1)                             672,867             8,074,404
Payless Shoesource, Inc.(1)                      7,700               411,950
Pep Boys - Manny, Moe & Jack (The)              97,976             2,118,731
Pier 1 Imports, Inc.                           225,000             2,531,250
Pier 1 Imports, Inc.(2)                        125,000             1,404,258
Staples, Inc.(1)                               425,000            13,148,438
Tandy Corp.                                    240,000            11,730,000
Tiffany and Co.                                 22,000             2,123,000
TJX Companies, Inc. (The)                       50,000             1,665,625
Toys "R" Us, Inc.(1)                            73,255             1,515,463
----------------------------------------------------------------------------
                                                            $    331,445,986
----------------------------------------------------------------------------
Specialty Chemicals and Materials -- 1.2%
----------------------------------------------------------------------------
Arch Chemicals, Inc.                             4,950      $        120,347
Corning, Inc.                                  176,904            12,405,393
Dexter Corp. (The)                              36,139             1,474,923
Ecolab, Inc.                                 2,050,336            89,445,907
International Flavors & Fragrances, Inc.       148,101             6,571,982
International Specialty Products,
Inc.(1)                                         59,000               601,063
MacDermid, Inc.                                 30,000             1,395,000
Millipore Corp.                                101,440             4,114,660
Minnesota Mining & Manufacturing Co.            77,787             6,762,607
Nalco Chemical Co.                             224,852            11,664,198
Olin Corp.                                       9,900               130,556
Pall Corp.                                     216,000             4,792,500
RPM, Inc.                                       70,138               995,083
Sigma Aldrich Corp.                             75,000             2,582,813
----------------------------------------------------------------------------
                                                            $    143,057,032
----------------------------------------------------------------------------

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Tobacco -- 0.1%
----------------------------------------------------------------------------
Philip Morris Co., Inc.                        249,706      $     10,035,060
----------------------------------------------------------------------------
                                                            $     10,035,060
----------------------------------------------------------------------------
Transportation -- 0.4%
----------------------------------------------------------------------------
Arnold Industries, Inc.                        148,543      $      2,293,133
Burlington Northern Santa Fe Corp.             204,795             6,348,645
Coach USA, Inc.(1)                             373,243            15,652,878
FDX Corp.(1)                                   187,446            10,168,946
Heartland Express, Inc.(1)                     250,000             4,093,750
Norfolk Southern Corp.                             390                11,749
Union Pacific Corp.                             92,081             5,369,473
----------------------------------------------------------------------------
                                                            $     43,938,574
----------------------------------------------------------------------------
Trucks and Parts -- 0.0%
----------------------------------------------------------------------------
Paccar, Inc.                                    46,602      $      2,487,382
----------------------------------------------------------------------------
                                                            $      2,487,382
----------------------------------------------------------------------------
Total Common Stocks
   (identified cost $7,634,502,820)                         $ 10,956,194,673
----------------------------------------------------------------------------
RIGHTS -- 0.0%

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Communications Services -- 0.0%
----------------------------------------------------------------------------
Talk.com, Inc.(1)                               12,369      $              0
----------------------------------------------------------------------------
                                                            $              0
----------------------------------------------------------------------------
Total Rights
   (identified cost $0)                                     $              0
----------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCKS -- 0.4%

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Entertainment -- 0.4%
----------------------------------------------------------------------------
Time Warner Inc., Series J(3)                  121,597      $     37,552,057
----------------------------------------------------------------------------
                                                            $     37,552,057
----------------------------------------------------------------------------
Financial - Miscellaneous -- 0.0%
----------------------------------------------------------------------------
American General Corp., Series D(1)             21,474      $      1,331,388
----------------------------------------------------------------------------
                                                            $      1,331,388
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

                SECURITY                  SHARES            VALUE
----------------------------------------------------------------------------
Health Services -- 0.0%
----------------------------------------------------------------------------
Aetna, Inc., Series C(1)                           449      $         33,338
----------------------------------------------------------------------------
                                                            $         33,338
----------------------------------------------------------------------------
Real Estate -- 0.0%
----------------------------------------------------------------------------
Patriot America Hospitality, Inc.(1)             2,326      $         58,150
----------------------------------------------------------------------------
                                                            $         58,150
----------------------------------------------------------------------------
Total Convertible Preferred Stocks
   (identified cost $14,486,171)                            $     38,974,933
----------------------------------------------------------------------------
COMMERCIAL PAPER -- 5.2%


                                          FACE AMOUNT
            NAME OF COMPANY               (000'S OMITTED)   VALUE
----------------------------------------------------------------------------
American Express Credit Corp., 5.28%,
7/7/99                                    $    150,000      $    149,868,000
Associates Corp. of North America,
5.75%, 7/1/99                                  111,493           111,493,000
Corporate Asset Funding Corp. (144a),
5.30%, 7/8/99                                   75,000            74,922,708
Corporate Receivables Corp. (144a),
4.86%, 7/28/99                                  75,000            74,726,625
Corporate Receivables Corp. (144a),
5.80%, 7/1/99                                   43,768            43,768,000
Freddie Mac, 4.75%, 7/8/99                      90,794            90,710,142
General Electric Capital Corp., 4.84%,
7/13/99                                         59,614            59,517,823
----------------------------------------------------------------------------
Total Commercial Paper
   (identified cost $605,006,298)                           $    605,006,298
----------------------------------------------------------------------------
Total Investments -- 100.2%
   (identified cost $8,253,995,289)                         $ 11,600,175,904
----------------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.2)%                    $    (20,447,351)
----------------------------------------------------------------------------
Net Assets -- 100.0%                                        $ 11,579,728,553
----------------------------------------------------------------------------

ADR - American Depositary Receipt
(1)  Non-income producing security.
(2) Security restricted from resale for a period not exceeding one year. At June 30, 1999, the value of these securities totaled $337,414,825 or 2.9% of net assets.
(3) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF JUNE 30, 1999
Assets
----------------------------------------------------------
Investments, at value
   (identified cost $8,253,995,289)       $ 11,600,175,904
Cash                                               914,080
Receivable for investments sold                 13,996,836
Dividends receivable                             8,645,004
Tax reclaim receivable                              27,489
Other assets                                       378,876
Deferred organization expenses                       3,086
----------------------------------------------------------
TOTAL ASSETS                              $ 11,624,141,275
----------------------------------------------------------

Liabilities
----------------------------------------------------------
Payable for investments purchased         $     44,212,634
Payable to affiliate for Trustees' fees              9,795
Other accrued expenses                             190,293
----------------------------------------------------------
TOTAL LIABILITIES                         $     44,412,722
----------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $ 11,579,728,553
----------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $  8,233,548,121
Net unrealized appreciation (computed on
   the basis of
   identified cost)                          3,346,180,432
----------------------------------------------------------
TOTAL                                     $ 11,579,728,553
----------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
JUNE 30, 1999
Investment Income
-------------------------------------------------------
Dividends (net of foreign taxes,
   $731,336)                              $  46,287,281
Interest                                     11,856,835
-------------------------------------------------------
TOTAL INVESTMENT INCOME                   $  58,144,116
-------------------------------------------------------

Expenses
-------------------------------------------------------
Investment adviser fee                    $  22,746,571
Trustees fees and expenses                       23,985
Custodian fee                                   599,899
Legal and accounting services                    16,610
Amortization of organization expenses             1,079
Miscellaneous                                    41,322
-------------------------------------------------------
TOTAL EXPENSES                            $  23,429,466
-------------------------------------------------------

NET INVESTMENT INCOME                     $  34,714,650
-------------------------------------------------------

Realized and Unrealized Gain (Loss)
-------------------------------------------------------
Net realized gain (loss) --
   Investments (identified cost basis)    $  31,015,609
   Foreign currency                              (3,793)
-------------------------------------------------------
NET REALIZED GAIN                         $  31,011,816
-------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 800,339,204
   Foreign currency                                (183)
-------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 800,339,021
-------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 831,350,837
-------------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 866,065,487
-------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED     PERIOD ENDED
                                          JUNE 30, 1999        DECEMBER 31,         YEAR ENDED
Increase (Decrease) in Net Assets         (UNAUDITED)          1998(1)              OCTOBER 31, 1998
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income                  $     34,714,650     $     9,404,648      $    40,322,702
   Net realized gain (loss)                     31,011,816          21,475,026          (88,268,073)
   Net change in unrealized appreciation
      (depreciation)                           800,339,021         950,828,792          540,179,532
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $    866,065,487     $   981,708,466      $   492,234,161
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $  2,402,993,676     $   858,758,546      $ 4,084,235,841
   Withdrawals                                (394,189,945)       (121,286,161)        (462,237,336)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
   TRANSACTIONS                           $  2,008,803,731     $   737,472,385      $ 3,621,998,505
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $  2,874,869,218     $ 1,719,180,851      $ 4,114,232,666
----------------------------------------------------------------------------------------------------

Net Assets
----------------------------------------------------------------------------------------------------
At beginning of period                    $  8,704,859,335     $ 6,985,678,484      $ 2,871,445,818
----------------------------------------------------------------------------------------------------
AT END OF PERIOD                          $ 11,579,728,553     $ 8,704,859,335      $ 6,985,678,484
----------------------------------------------------------------------------------------------------

(1)  For the two-month period ended December 31, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                SIX MONTHS ENDED      PERIOD ENDED                    YEAR ENDED OCTOBER 31,
                                JUNE 30, 1999         DECEMBER 31,         ---------------------------------------------
                                (UNAUDITED)           1998(1)                 1998             1997            1996(2)
------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
------------------------------------------------------------------------------------------------------------------------
Expenses                                   0.47%(3)             0.48%(3)         0.50%            0.56%            0.66%(3)
Net investment income                      0.69%(3)             0.72%(3)         0.78%            0.81%            0.91%(3)
Portfolio turnover                            3%                   3%              12%              14%               6%
------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                  $11,579,729           $8,704,859       $6,985,678       $2,871,446       $  936,800
------------------------------------------------------------------------------------------------------------------------

(1)  For the two-month period ended December 31, 1998.
(2) For the period from the start of business, December 1, 1995, to October 31, 1996.
(3)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 1, 1995, seeks to provide long-term after-tax returns by investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Over-the counter options are normally valued at the mean between the latest bid and asked price. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of such income. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization, are being amortized on the straight-line basis over five years.

 D Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount ("initial margin") equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell securities it does not own in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked to market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

 G Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 H Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

 I Interim Financial Statements -- The interim financial statements relating to
   June 30, 1999 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee of 5/96 of 1% (0.625% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended June 30, 1999, the adviser fee was 0.46% (annualized) of the Portfolio's average net assets. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended June 30, 1999, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   For the six-month period ended June 30, 1999, purchases and sales of investments, other than short-term obligations, aggregated $1,047,848,386, and $293,580,788, respectively. In addition, investments having an aggregate market value of $78,848,865 at dates of withdrawal were distributed in payment for capital withdrawals resulting in capital gains for book purposes of $74,028,808. During the six months ended June 30, 1999, investors contributed securities with a value of $1,162,781,246.

4 Federal Income Tax Basis of Investment
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                            $ 4,260,394,031
---------------------------------------------------------
Gross unrealized appreciation             $ 7,353,013,289
Gross unrealized depreciation                 (13,231,416)
---------------------------------------------------------
NET UNREALIZED APPRECIATION               $ 7,339,781,873
---------------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

   The Portfolio did not have any open obligations under these financial instruments at June 30, 1999.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow

TAX-MANAGED GROWTH PORTFOLIO AS OF JUNE 30, 1999

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six-month period ended June 30, 1999.

7 Fiscal Year End Change
-------------------------------------------
   Effective November 1, 1998, the Portfolio changed its fiscal year-end to December 31.

TAX-MANAGED GROWTH PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Duncan W. Richardson
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz
President and Chief Executive Officer,
National Financial Partners

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking
Emeritus, Harvard University Graduate School of
Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer
United Asset Management Corporation

Jack L. Treynor
Investment Adviser and Consultant